Financial Risk Management and Fair Values of Financial Instruments - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Short-term borrowings	$ 2,663,939	$ 1,075,904
Long-term borrowings	10,460,950	9,686,380
Lease liabilities	5,161,267	5,261,424
Guarantee deposits	465,569	250,869
Financial liabilities at amortized cost	2,124,672	1,912,134
Non-derivative financial liabilities	20,876,397	18,186,711
Within 1 year [Member]
Non-derivative financial liabilities
Short-term borrowings	2,663,939	1,075,904
Long-term borrowings	5,227,191	4,400,252
Lease liabilities	831,319	955,124
Guarantee deposits	465,569	250,869
Financial liabilities at amortized cost	303,255	27,438
Non-derivative financial liabilities	9,491,273	6,709,587
1 to 3 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Long-term borrowings	3,086,340	3,238,512
Lease liabilities	679,255	1,250,681
Guarantee deposits
Financial liabilities at amortized cost	1,131,129	1,017,978
Non-derivative financial liabilities	4,896,724	5,507,171
3 to 5 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Long-term borrowings	454,723	440,561
Lease liabilities	2,021,523	1,242,693
Guarantee deposits
Financial liabilities at amortized cost	690,288	866,718
Non-derivative financial liabilities	3,166,534	2,549,972
Over 5 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Long-term borrowings	1,692,696	1,607,055
Lease liabilities	1,629,170	1,812,926
Guarantee deposits
Financial liabilities at amortized cost
Non-derivative financial liabilities	$ 3,321,866	$ 3,419,981